Other Reserves (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Changes in Reserves
Beginning balance			$ 160,729
Other comprehensive (loss) / income	$ 2,973	$ (6,246)	15,443	$ (6,889)
Total comprehensive loss for the period	(19,039)	$ (38,137)	(47,226)	(70,549)
Share-based payments			3,560	2,150
Exercise of options			2
Ending balance	177,358		177,358
Total other reserves
Changes in Reserves
Beginning balance			160,729
Other comprehensive (loss) / income			15,430	(6,878)
Total comprehensive loss for the period			15,430	(6,878)
Share-based payments			3,560	$ 2,151
Exercise of options			(2,361)
Ending balance	177,358		177,358
Share-based payment capital reserves
Changes in Reserves
Beginning balance			188,249
Share-based payments			3,560
Exercise of options			(2,361)
Ending balance	189,448		189,448
Exchange difference on net investment in foreign operations
Changes in Reserves
Beginning balance			(576,733)
Other comprehensive (loss) / income			(190,348)
Total comprehensive loss for the period			(190,348)
Ending balance	(767,081)		(767,081)
Fair value reserve of financial assets at FVOCI
Changes in Reserves
Beginning balance			(5,820)
Other comprehensive (loss) / income			3,152
Total comprehensive loss for the period			3,152
Ending balance	(2,668)		(2,668)
Currency translation adjustment
Changes in Reserves
Beginning balance			555,033
Other comprehensive (loss) / income			202,626
Total comprehensive loss for the period			202,626
Ending balance	$ 757,659		$ 757,659